Stock-Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Assumptions Used to Determine Fair Value of Options Granted	The fair value of each NSR was estimated on its grant date using the Black-Scholes-Merton valuation model with weighted average assumptions as follows:

Risk-Free Interest Rate (percent)	2.61
Expected Dividend Yield (percent)	3.60
Expected Volatility (1) (percent)	20.65
Expected Life (years)	5.30
(1)Expected volatility has been based on historical share volatility of the Company.
For the year ended December 31, 2025, 328 thousand NSRs, with a weighted average exercise price of $9.48, were exercised and settled for 328 thousand common shares.

Summary of Options Outstanding and Exercisable

	Number of Stock Options with Associated Net Settlement Rights	Weighted Average Exercise Price
For the year ended December 31, 2025	(thousands)	($/unit)
Outstanding, Beginning of Year	8,653	17.83
Granted	4,389	20.42
Exercised	(1,384)	11.70
Forfeited	(568)	20.77
Expired	(228)	22.99
Outstanding, End of Year	10,862	19.40

	Outstanding			Exercisable
As at December 31, 2025	Number of Stock Options with Associated Net Settlement Rights	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Stock Options with Associated Net Settlement Rights	Weighted Average Exercise Price
Range of Exercise Price ($/unit)	(thousands)	(years)	($/unit)	(thousands)	($/unit)
5.00 to 9.99	916	2.14	8.69	916	8.69
10.00 to 14.99	1,246	0.93	11.69	1,246	11.69
15.00 to 19.99	1,398	3.19	19.86	1,376	19.88
20.00 to 24.99	7,083	5.58	21.81	1,279	23.86
25.00 to 29.99	219	5.49	27.18	66	27.18
	10,862	4.45	19.40	4,883	16.83

Number of Performance Share Units
For the year ended December 31, 2025	(thousands)
Outstanding, Beginning of Year	7,210
Granted	3,365
Vested and Paid Out	(2,305)
Forfeited	(1,016)
Units Granted in Lieu of Base Dividends	275
Outstanding, End of Year	7,529

Number of Restricted Share Units
For the year ended December 31, 2025	(thousands)
Outstanding, Beginning of Year	8,148
Granted	4,358
Assumed Pursuant to the MEG Acquisition (Note 4)	2,630
Vested and Paid Out	(2,828)
Forfeited	(928)
Units Granted in Lieu of Base Dividends	383
Outstanding, End of Year	11,763

Number of Deferred Share Units
For the year ended December 31, 2025	(thousands)
Outstanding, Beginning of Year	1,761
Granted to Directors	186
Granted	187
Units Granted in Lieu of Base Dividends	71
Redeemed	(371)
Outstanding, End of Year	1,834

Summary of Stock-Based Compensation
E) Total Stock-Based Compensation

For the years ended December 31,	2025	2024
Stock Options With Associated Net Settlement Rights	10	12
Cenovus Replacement Stock Options	(1)	1
Performance Share Units	96	48
Restricted Share Units	76	60
Deferred Share Units	10	5
Total Stock-Based Compensation Expense (Recovery)	191	126